INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES	NOTE 3 - INVENTORIES
	December 31,
	2 0 1 4	2 0 1 3
	(in thousands)

Work in process	$72	$-
Finished products	$104	$112
	$176	$112